American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value ETF (AVLV)
May 31, 2023

Avantis U.S. Large Cap Value ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.2%
Woodward, Inc.	18,400	1,939,544
Air Freight and Logistics — 2.8%
Expeditors International of Washington, Inc.	47,986	5,293,336
FedEx Corp.	44,533	9,707,303
United Parcel Service, Inc., Class B	94,556	15,790,852
		30,791,491
Automobile Components — 0.5%
Autoliv, Inc.	14,729	1,200,414
BorgWarner, Inc.	61,089	2,708,075
Gentex Corp.	15	394
Lear Corp.	16,074	1,971,637
		5,880,520
Automobiles — 1.6%
Ford Motor Co.	766,971	9,203,652
General Motors Co.	241,991	7,842,928
		17,046,580
Banks — 4.2%
Citigroup, Inc.	100,278	4,444,321
Comerica, Inc.	25,288	912,897
East West Bancorp, Inc.	36,807	1,761,215
Fifth Third Bancorp	41,726	1,012,690
First Citizens BancShares, Inc., Class A	340	424,048
Hancock Whitney Corp.	15,614	570,379
JPMorgan Chase & Co.	213,825	29,018,191
KeyCorp	232,215	2,168,888
PNC Financial Services Group, Inc.	13,359	1,547,373
Popular, Inc.	22,664	1,295,927
Synovus Financial Corp.	52,358	1,418,378
Western Alliance Bancorp	27,923	946,590
		45,520,897
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	1,337	884,746
National Beverage Corp.(1)	1,628	80,456
		965,202
Biotechnology — 2.9%
Gilead Sciences, Inc.	209,977	16,155,630
Moderna, Inc.(1)	63,805	8,148,537
Regeneron Pharmaceuticals, Inc.(1)	3,312	2,436,175
Vertex Pharmaceuticals, Inc.(1)	15,539	5,027,954
		31,768,296
Broadline Retail — 0.5%
Amazon.com, Inc.(1)	13,255	1,598,288
Macy's, Inc.	134,526	1,828,208
MercadoLibre, Inc.(1)	1,154	1,429,806
		4,856,302
Building Products — 1.4%
Advanced Drainage Systems, Inc.	5,913	572,201
Builders FirstSource, Inc.(1)	57,368	6,651,819
Owens Corning	42,121	4,478,726

Trex Co., Inc.(1)	27,511	1,412,690
UFP Industries, Inc.	26,880	2,099,328
		15,214,764
Capital Markets — 3.4%
Ameriprise Financial, Inc.	28,869	8,616,530
Carlyle Group, Inc.	97,478	2,671,872
Goldman Sachs Group, Inc.	23,823	7,716,270
Houlihan Lokey, Inc.	1,378	120,313
Morgan Stanley	95,823	7,834,489
Northern Trust Corp.	45,242	3,253,805
Stifel Financial Corp.	32,362	1,798,356
T. Rowe Price Group, Inc.	48,221	5,167,362
		37,178,997
Chemicals — 2.7%
CF Industries Holdings, Inc.	63,635	3,914,189
Chemours Co.	41,572	1,101,242
Dow, Inc.	161,020	7,854,556
Huntsman Corp.	64,615	1,534,606
LyondellBasell Industries NV, Class A	72,283	6,183,088
Mosaic Co.	125,141	3,999,506
Olin Corp.	68,809	3,255,354
Westlake Corp.	17,086	1,776,090
		29,618,631
Construction and Engineering — 0.1%
Comfort Systems USA, Inc.	7,082	1,047,994
EMCOR Group, Inc.	90	14,836
		1,062,830
Construction Materials — 0.2%
Eagle Materials, Inc.	12,914	2,104,078
Consumer Finance — 2.5%
Ally Financial, Inc.	116,512	3,107,375
Capital One Financial Corp.	80,307	8,368,793
Credit Acceptance Corp.(1)	3,071	1,368,683
Discover Financial Services	77,296	7,941,391
OneMain Holdings, Inc.	38,636	1,462,759
Synchrony Financial	161,296	4,993,724
		27,242,725
Consumer Staples Distribution & Retail — 3.3%
Casey's General Stores, Inc.	14,100	3,181,665
Costco Wholesale Corp.	27,973	14,309,868
Kroger Co.	182,632	8,278,708
Walmart, Inc.	69,047	10,140,933
		35,911,174
Containers and Packaging — 0.6%
International Paper Co.	32,075	944,288
Packaging Corp. of America	32,636	4,047,843
WestRock Co.	44,962	1,259,386
		6,251,517
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	338,619	5,326,477
Frontier Communications Parent, Inc.(1)	70,533	1,049,531
Verizon Communications, Inc.	473,741	16,879,392
		23,255,400
Electrical Equipment — 0.2%
Atkore, Inc.(1)	16,069	1,876,377

Electronic Equipment, Instruments and Components — 1.1%
Corning, Inc.	203,308	6,263,919
Flex Ltd.(1)	1,694	43,011
Jabil, Inc.	65,007	5,819,427
		12,126,357
Energy Equipment and Services — 0.1%
ChampionX Corp.	35,582	898,801
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	18,284	1,852,535
Food Products — 0.2%
Bunge Ltd.	14,281	1,322,992
Pilgrim's Pride Corp.(1)	42,596	945,631
		2,268,623
Ground Transportation — 5.6%
CSX Corp.	388,451	11,913,792
Hertz Global Holdings, Inc.(1)	40,460	634,413
JB Hunt Transport Services, Inc.	28,961	4,835,618
Knight-Swift Transportation Holdings, Inc.	35,645	1,960,119
Landstar System, Inc.	14,018	2,458,477
Norfolk Southern Corp.	42,610	8,870,550
Old Dominion Freight Line, Inc.	24,900	7,729,956
Ryder System, Inc.	6,035	475,739
Saia, Inc.(1)	12,221	3,472,719
U-Haul Holding Co.(2)	3,872	204,326
U-Haul Holding Co., Non-Voting Shares	20,776	961,721
Union Pacific Corp.	90,310	17,386,481
		60,903,911
Health Care Providers and Services — 1.0%
Humana, Inc.	20,165	10,120,209
Molina Healthcare, Inc.(1)	1,468	402,085
		10,522,294
Hotels, Restaurants and Leisure — 1.1%
Boyd Gaming Corp.	39,296	2,504,334
Chipotle Mexican Grill, Inc.(1)	851	1,767,093
Darden Restaurants, Inc.	24,369	3,862,974
Hilton Grand Vacations, Inc.(1)	9,746	416,642
Texas Roadhouse, Inc.	30,265	3,265,593
		11,816,636
Household Durables — 1.2%
D.R. Horton, Inc.	33,947	3,626,897
Lennar Corp., B Shares	2,291	216,614
Lennar Corp., Class A	36,608	3,921,449
NVR, Inc.(1)	530	2,943,737
PulteGroup, Inc.	21,939	1,449,729
Taylor Morrison Home Corp.(1)	30,937	1,312,657
		13,471,083
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	179,465	3,542,639
Insurance — 4.5%
Aflac, Inc.	52,039	3,341,424
American Financial Group, Inc.	22,985	2,580,526
American International Group, Inc.	135,555	7,161,371
Axis Capital Holdings Ltd.	22,511	1,168,321
F&G Annuities & Life, Inc.	25	517
Fidelity National Financial, Inc.	156	5,326

Globe Life, Inc.	12,681	1,308,426
Hartford Financial Services Group, Inc.	106,023	7,264,696
Old Republic International Corp.	79,741	1,952,857
Primerica, Inc.	20,866	3,798,029
Principal Financial Group, Inc.	22,144	1,449,546
Progressive Corp.	6,190	791,763
Prudential Financial, Inc.	58,224	4,581,647
Reinsurance Group of America, Inc.	8,131	1,138,340
RenaissanceRe Holdings Ltd.	60	11,302
Travelers Cos., Inc.	60,481	10,235,804
Unum Group	58,933	2,560,639
		49,350,534
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A(1)	127,676	15,687,550
Alphabet, Inc., Class C(1)	110,503	13,632,755
Meta Platforms, Inc., Class A(1)	146,890	38,884,721
		68,205,026
Leisure Products — 0.3%
Brunswick Corp.	18,308	1,382,254
Polaris, Inc.	12,275	1,322,140
		2,704,394
Machinery — 2.9%
AGCO Corp.	16,181	1,784,441
Caterpillar, Inc.	46,771	9,623,133
Deere & Co.	37,451	12,957,297
Donaldson Co., Inc.	33,128	1,938,982
PACCAR, Inc.	80,755	5,554,329
		31,858,182
Media — 0.8%
Comcast Corp., Class A	136,663	5,377,689
Fox Corp., Class A	60,788	1,896,586
Fox Corp., Class B	30,373	887,195
		8,161,470
Metals and Mining — 3.7%
Alcoa Corp.	46,444	1,473,204
ATI, Inc.(1)	2,710	93,712
Cleveland-Cliffs, Inc.(1)	195,144	2,708,599
Commercial Metals Co.	40,288	1,722,312
Freeport-McMoRan, Inc.	275,937	9,475,676
Newmont Corp.	83,909	3,402,510
Nucor Corp.	76,441	10,094,798
Reliance Steel & Aluminum Co.	14,213	3,335,507
Steel Dynamics, Inc.	54,043	4,966,552
United States Steel Corp.	124,217	2,598,619
		39,871,489
Oil, Gas and Consumable Fuels — 15.5%
Antero Midstream Corp.	34,631	353,583
Antero Resources Corp.(1)	63,483	1,295,688
APA Corp.	37,171	1,181,295
Chesapeake Energy Corp.	17,323	1,303,556
Chevron Corp.	185,957	28,008,843
Civitas Resources, Inc.	14,384	960,851
ConocoPhillips	129,141	12,823,701
Coterra Energy, Inc.	180,148	4,188,441
Devon Energy Corp.	213,907	9,861,113

Diamondback Energy, Inc.	53,194	6,763,617
EOG Resources, Inc.	116,389	12,487,376
EQT Corp.	68,227	2,372,253
Exxon Mobil Corp.	233,474	23,856,373
Hess Corp.	53,691	6,801,039
HF Sinclair Corp.	19,589	811,768
Marathon Oil Corp.	176,867	3,919,373
Marathon Petroleum Corp.	84,585	8,873,812
Matador Resources Co.	20,559	903,979
Murphy Oil Corp.	68,540	2,385,192
Occidental Petroleum Corp.	134,531	7,757,058
ONEOK, Inc.	129,449	7,334,580
Ovintiv, Inc.	46,703	1,544,468
PBF Energy, Inc., Class A	18,455	679,329
PDC Energy, Inc.	23,250	1,595,415
Phillips 66	73,238	6,709,333
Pioneer Natural Resources Co.	11,339	2,261,450
Range Resources Corp.	104,675	2,864,955
Southwestern Energy Co.(1)	254,368	1,213,335
Targa Resources Corp.	14,559	990,740
Texas Pacific Land Corp.	589	767,879
Valero Energy Corp.	25,769	2,758,314
Williams Cos., Inc.	93,994	2,693,868
		168,322,577
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	20,613	1,206,273
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(1)	48,097	2,160,998
Southwest Airlines Co.	84,958	2,537,696
United Airlines Holdings, Inc.(1)	98,090	4,655,842
		9,354,536
Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	189,320	12,199,781
Jazz Pharmaceuticals PLC(1)	24,609	3,153,889
Merck & Co., Inc.	242,265	26,748,479
Pfizer, Inc.	544,777	20,712,422
Viatris, Inc.	356,103	3,258,342
		66,072,913
Professional Services — 0.5%
Automatic Data Processing, Inc.	872	182,239
Robert Half International, Inc.	50,829	3,304,902
TriNet Group, Inc.(1)	20,112	1,787,353
		5,274,494
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	3,777	282,973
Zillow Group, Inc., Class A(1)	14,617	654,695
Zillow Group, Inc., Class C(1)	56,578	2,580,523
		3,518,191
Semiconductors and Semiconductor Equipment — 7.3%
Amkor Technology, Inc.	50,134	1,242,320
Applied Materials, Inc.	118,830	15,840,039
Cirrus Logic, Inc.(1)	3,927	305,049
GLOBALFOUNDRIES, Inc.(1)(2)	17,535	1,022,817
Lam Research Corp.	23,816	14,687,327
Micron Technology, Inc.	117,887	8,039,893

ON Semiconductor Corp.(1)	97,476	8,148,994
QUALCOMM, Inc.	79,804	9,050,572
Teradyne, Inc.	6,411	642,318
Texas Instruments, Inc.	115,818	20,138,434
		79,117,763
Specialty Retail — 5.0%
Academy Sports & Outdoors, Inc.	18,568	909,089
Advance Auto Parts, Inc.	3,630	264,591
AutoNation, Inc.(1)	26,608	3,483,519
Best Buy Co., Inc.	67,204	4,883,715
Burlington Stores, Inc.(1)	16,198	2,437,151
CarMax, Inc.(1)	27,059	1,953,930
Dick's Sporting Goods, Inc.	29,447	3,754,787
Lithia Motors, Inc.	841	196,189
Murphy USA, Inc.	7,051	1,949,037
RH(1)	5,929	1,452,486
Ross Stores, Inc.	28,560	2,959,387
TJX Cos., Inc.	142,724	10,959,776
Tractor Supply Co.	36,230	7,593,446
Ulta Beauty, Inc.(1)	16,423	6,730,638
Valvoline, Inc.	37,587	1,447,100
Williams-Sonoma, Inc.	31,367	3,560,468
		54,535,309
Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	202,924	35,968,279
Textiles, Apparel and Luxury Goods — 0.2%
Capri Holdings Ltd.(1)	37,486	1,315,758
Tapestry, Inc.	18,850	754,377
Under Armour, Inc., Class A(1)	12,408	89,462
Under Armour, Inc., Class C(1)	14,436	94,989
		2,254,586
Trading Companies and Distributors — 1.0%
Fastenal Co.	31,430	1,692,506
MSC Industrial Direct Co., Inc., Class A	4,538	408,057
United Rentals, Inc.	2,899	967,657
WW Grainger, Inc.	12,711	8,249,693
		11,317,913
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.(1)	73,480	10,085,130
TOTAL COMMON STOCKS (Cost $1,109,804,927)		1,083,067,263
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	497,752	497,752
State Street Navigator Securities Lending Government Money Market Portfolio(3)	931,394	931,394
TOTAL SHORT-TERM INVESTMENTS (Cost $1,429,146)		1,429,146
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,111,234,073)		1,084,496,409
OTHER ASSETS AND LIABILITIES — 0.2%		1,764,302
TOTAL NET ASSETS — 100.0%		$1,086,260,711

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $912,604. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $931,394.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.